Basic and Diluted Earnings Per Share Information (Tables)	12 Months Ended
Feb. 29, 2024
Basic and Diluted Earnings Per Share Information [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.
	Year ended February 29/28
Figures in Rand	2024	2023	2022

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	738,191	597,153	449,953

Weighted average number of ordinary shares issued	30,948,470	30,951,106	29,528,020

Basic and diluted earnings per share (ZAR)	23.85	19.29	15.24